4. Notes Payable (Details Narrative) (USD $)	Sep. 30, 2014
Accrued interest	$ 4,452
Related party notes payable	450,000
Debt interest rate	5.00%
Indigo Energy [Member] | Note 1 [Member]
Related party notes payable	200,000
Indigo Energy [Member] | Note 2 [Member]
Related party notes payable	$ 250,000